Business Combinations - Summary computation of consideration transferred (Parenthetical) (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jun. 15, 2021	Dec. 31, 2023 [1]	Feb. 28, 2023	Feb. 02, 2022
Business Acquisition [Line Items]
Common stock shares issued			1,700,000
Second Spectrum [Member]
Business Acquisition [Line Items]
Payment in cash to acquire business	$ 111,500
Business combination equity interests issued and issuable number of shares	4,700,000
Business acquisition share price	$ 17.74
Settlement of share based liabilities	$ 3,500	$ 3,490
Common stock shares issued				2,700,000

[1]	Includes $3.5 million cash settlement of Second Spectrum’s vested outstanding stock options as of June 15, 2021 associated with the pre-acquisition services provided by former Second Spectrum shareholders.